History and activity of the Company	12 Months Ended
Dec. 31, 2024
History and activity of the company [abstract]
History and activity of the Company

Note 1 - History and activity of the Company:

BBB Foods Inc. was incorporated in the British Virgin Islands on July 9, 2004 with company number 605635, and its registered office is Commerce House, Wickhams Cay 1, P.O. Box 3140, Road Town, Tortola, British Virgin Islands. As an entity incorporated under the laws of the British Virgin Islands, BBB Foods Inc. is not subject to any form of taxation. BBB Foods, Inc. has two wholly owned subsidiaries domiciled in the UK: BBB Foods Limited Partnership and Lothian Shelf Limited, (collectively hereinafter referred as the Scottish entities). Up to December 31, 2024, the Scottish entities had three wholly owned subsidiaries (the Mexican Subsidiaries), however, in connection with a simplification of the Company’s operations, Tiendas BBB, S.A. de C.V. and Desarrolladora Tres B, S.A. de C.V. merged with and into Tiendas Tres B, S.A. de C.V., as the surviving company. This transaction did not have any effect on the Company’s financial position or results of operations.

The main activity of the Mexican Subsidiaries is described below:

i.
Tiendas Tres B, S. A. de C. V. (Tiendas Tres B), operates in the hard discount grocery retail industry through a chain of 2,772 stores at December 31, 2024, where it offers high-quality branded and private label products.
ii.
Tiendas BBB, S. A. de C. V. (Tiendas BBB), granted Tiendas Tres B the right to use the “BBB” brand and received royalty revenues that were eliminated in consolidation. On December 31, 2024, this entity merged with and into Tiendas Tres B.
iii.
Desarrolladora Tres B, S. A. de C. V., was a semi-dormant company that owned a small piece of land. On December 31, 2024, this entity merged with and into Tiendas Tres B.

BBB Foods Inc., collectively with the Scottish entities and the Mexican Subsidiaries, are hereinafter referred to as the “Company”, “BBB Foods” or the “Group”.

Company listing and payment of Promissory Notes and Convertible Notes

On February 8, 2024, the Company's registration statement on Form F-1 was declared effective by the Securities and Exchange Commission (SEC). On February 13, 2024, in connection with its Initial Public Offering (“IPO”), BBB Foods listed its Class A shares on the New York Stock Exchange (NYSE) and issued 28,050,491 Class A shares, at an initial public offering price of US$17.50 per share, receiving net proceeds of Ps.7,812,065, net of underwriting discount and incremental and direct costs. The Company used the proceeds to repay in full the Promissory Notes and Convertible Notes described in Notes 13 and 14.

Also, on February 15, 2024, some of the Company’s stockholders sold 5,610,098 and 5,049,088 Class A shares at a price of US$17.50 per share, pursuant to the exercise of the underwriters’ over-allotment option. The Company did not receive any proceeds from the sale of the aforementioned Class A shares.

Up to January 2024, BBB Foods Inc. was jointly controlled by several vehicles collectively referred to as “QS BBB”, and Bolton Partners Ltd. Following the IPO, the sale of shares mentioned in the preceding paragraph, and the termination of the shareholders’ agreement, QS BBB ceased to exercise joined control. As of December 31, 2024, share ownership is divided among different shareholders, however, Bolton Partners Ltd. is the main shareholder owning 11.6% of the shares and 46.4% of the voting rights over all matters requiring shareholder approval.

Hurricane Otis

On October 25, 2023, Hurricane Otis struck the city of Acapulco, Mexico where the Company operated 54 stores as of such date. During the aftermath of the hurricane, 51 stores were temporarily closed and reopened gradually during 2024. For the year ended December 31, 2023, the Company recognized impairments of Ps.42,422, Ps.7,598 and Ps.30,409 due to damages to properties, furniture, equipment, and leasehold improvements; cash losses due to theft, debris removal and equipment repairs, and inventory write down. The above-mentioned impairments were recorded as other expenses, sales expenses and cost of sales, respectively. As of December 31, 2024, no amount has been recovered from the insurer nor recorded as an asset in the accompanying financial statements (See Note 24).